Income Tax - Schedule of Deferred Tax Assets and Liabilities (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Income Taxes [line Items]
Deferred tax assets, beginning balance	₽ 5,488
Deferred tax liabilities, beginning balance	(13,506)
Deferred tax assets (liabilities), net, beginning balance	(8,018)	₽ (11,398)	₽ (14,780)
Adjustment on initial application of IFRS 9		872
Adjustment on initial application of IFRS 16	28
Deferred tax assets (liabilities), net adjusted	(7,990)	(10,526)
Tax benefit (expense) during the period recognised in profit or loss	(2,288)	2,596	3,401
Foreign currency translation effect	49	(88)	(19)
Deferred tax assets, ending balance	3,648	5,488
Deferred tax liabilities, ending balance	(13,877)	(13,506)
Deferred tax assets (liabilities), net, ending balance	(10,229)	(8,018)	(11,398)
Deferred tax assets property, plant and equipment [member]
Disclosure of Income Taxes [line Items]
Deferred tax assets, beginning balance	386	759	677
Adjustment on initial application of IFRS 16	(86)
Deferred tax assets adjusted	300	759
Tax benefit (expense) during the period recognised in profit or loss	386	(373)	81
Foreign currency translation effect			1
Deferred tax assets, ending balance	686	386	759
Deferred tax assets rehabilitation provision [member]
Disclosure of Income Taxes [line Items]
Deferred tax assets, beginning balance	773	802	694
Deferred tax assets adjusted	773	802
Tax benefit (expense) during the period recognised in profit or loss	295	(29)	108
Deferred tax assets, ending balance	1,068	773	802
Deferred tax assets inventory [member]
Disclosure of Income Taxes [line Items]
Deferred tax assets, beginning balance	1,716	179	193
Deferred tax assets adjusted	1,716	179
Tax benefit (expense) during the period recognised in profit or loss	(36)	1,537	(9)
Foreign currency translation effect	(1)		(5)
Deferred tax assets, ending balance	1,679	1,716	179
Deferred tax assets trade and other receivables [member]
Disclosure of Income Taxes [line Items]
Deferred tax assets, beginning balance	790	735	831
Deferred tax assets adjusted	790	735
Tax benefit (expense) during the period recognised in profit or loss	(269)	52	(92)
Foreign currency translation effect	(2)	3	(4)
Deferred tax assets, ending balance	519	790	735
Deferred tax assets loans and borrowings [member]
Disclosure of Income Taxes [line Items]
Deferred tax assets, beginning balance	320	313	118
Adjustment on initial application of IFRS 9		822
Deferred tax assets adjusted	320	1,135
Tax benefit (expense) during the period recognised in profit or loss	40	(815)	195
Deferred tax assets, ending balance	360	320	313
Deferred tax assets lease liabilities [member]
Disclosure of Income Taxes [line Items]
Deferred tax assets, beginning balance	843	983	1,121
Adjustment on initial application of IFRS 16	651
Deferred tax assets adjusted	1,494	983
Tax benefit (expense) during the period recognised in profit or loss	1,087	(141)	(138)
Foreign currency translation effect	(4)	1
Deferred tax assets, ending balance	2,577	843	983
Deferred tax assets trade and other payables and other liabilities [member]
Disclosure of Income Taxes [line Items]
Deferred tax assets, beginning balance	869	656	700
Deferred tax assets adjusted	869	656
Tax benefit (expense) during the period recognised in profit or loss	(340)	213	(31)
Foreign currency translation effect			(13)
Deferred tax assets, ending balance	529	869	656
Deferred tax assets net operating loss carry-forwards [member]
Disclosure of Income Taxes [line Items]
Deferred tax assets, beginning balance	13,623	7,972	4,715
Deferred tax assets adjusted	13,623	7,972
Tax benefit (expense) during the period recognised in profit or loss	(3,210)	5,646	3,248
Foreign currency translation effect	(10)	5	9
Deferred tax assets, ending balance	10,403	13,623	7,972
Deferred tax assets other [member]
Disclosure of Income Taxes [line Items]
Deferred tax assets, beginning balance	74	86	59
Deferred tax assets adjusted	74	86
Tax benefit (expense) during the period recognised in profit or loss	40	(15)	26
Foreign currency translation effect	(3)	3	1
Deferred tax assets, ending balance	111	74	86
Deferred tax liabilities property plant and equipment [member]
Disclosure of Income Taxes [line Items]
Deferred tax liabilities, beginning balance	(15,468)	(15,869)	(15,665)
Adjustment on initial application of IFRS 16	(537)
Deferred tax liabilities adjusted	(16,005)	(15,869)
Tax benefit (expense) during the period recognised in profit or loss	(1,830)	429	(193)
Foreign currency translation effect	30	(28)	(11)
Deferred tax liabilities, ending balance	(17,805)	(15,468)	(15,869)
Deferred tax liabilities mineral licenses [member]
Disclosure of Income Taxes [line Items]
Deferred tax liabilities, beginning balance	(6,376)	(6,652)	(7,216)
Deferred tax liabilities adjusted	(6,376)	(6,652)
Tax benefit (expense) during the period recognised in profit or loss	235	276	564
Deferred tax liabilities, ending balance	(6,141)	(6,376)	(6,652)
Deferred tax liabilities inventory [member]
Disclosure of Income Taxes [line Items]
Deferred tax liabilities, beginning balance	(834)	(801)	(684)
Deferred tax liabilities adjusted	(834)	(801)
Tax benefit (expense) during the period recognised in profit or loss	(160)	(28)	(117)
Foreign currency translation effect	5	(5)
Deferred tax liabilities, ending balance	(989)	(834)	(801)
Deferred tax liabilities trade and other receivables [member]
Disclosure of Income Taxes [line Items]
Deferred tax liabilities, beginning balance	(499)	(330)	(124)
Deferred tax liabilities adjusted	(499)	(330)
Tax benefit (expense) during the period recognised in profit or loss	(280)	(160)	(207)
Foreign currency translation effect	5	(9)	1
Deferred tax liabilities, ending balance	(774)	(499)	(330)
Deferred tax liabilities loans and borrowings [member]
Disclosure of Income Taxes [line Items]
Deferred tax liabilities, beginning balance	(3,898)	(112)	(103)
Adjustment on initial application of IFRS 9		50
Deferred tax liabilities adjusted	(3,898)	(62)
Tax benefit (expense) during the period recognised in profit or loss	1,825	(3,835)	(9)
Foreign currency translation effect		(1)
Deferred tax liabilities, ending balance	(2,073)	(3,898)	(112)
Deferred tax liabilities trade and other payables and other liabilities [member]
Disclosure of Income Taxes [line Items]
Deferred tax liabilities, beginning balance	(337)	(119)	(96)
Deferred tax liabilities adjusted	(337)	(119)
Tax benefit (expense) during the period recognised in profit or loss	(71)	(161)	(25)
Foreign currency translation effect	29	(57)	2
Deferred tax liabilities, ending balance	₽ (379)	₽ (337)	₽ (119)